33. Financial instruments and risk management (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / $ R$ / $	Dec. 31, 2018 BRL (R$) R$ / $ R$ / $	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate	4.0307
Percentage of consumption of hedging			16.60%	68.20%
Average price of hedging per barrel	R$ 65
Gains (losses) Recognized in Profit or Loss	R$ 89,045
USD
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate | R$ / $	4.0307	3.8748
ARS
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate | R$ / $	0.0673	0.1028
Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	R$ (15,339)	R$ (35,708)
Foreign Exchange Rate Risk [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate	1.00
Derivative Losses Capped Call - Interest Expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) Recognized in Profit or Loss	R$ (23,229)
Foreign Currency Risk Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	1,207	9,272
Gains (losses) Recognized in Profit or Loss	1,207	9,272
Aircraft Fuel - Operating Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	25,549	39,675
Gains (losses) Recognized in Profit or Loss	R$ (28,892)	R$ (25,280)
Description of derivative contract consumption	On December 31, 2019, the Company, through its subsidiary GLA, has oil derivative contracts for protection equivalent to 68.2% of 12-month consumption, protection equivalent to 41.7% of 24-month consumption.